March 3, 2025

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: BNY Mellon Investment Funds III
- BNY Mellon Global Equity Income Fund

- BNY Mellon International Bond Fund
(the "Funds")
 1933 Act File No.: 33-43846
 1940 Act File No.: 811-00524
 CIK No.: 0000053808

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus for the above-referenced Funds that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 253 to the Registration Statement, electronically filed with the Securities and Exchange Commission on February 26, 2025.

Please address any comments or questions to my attention at (412) 236-9846.

Sincerely,

/s/ Shelby L. Pelesky
Shelby L. Pelesky
Associate Paralegal I